STATEMENTS OF CASH FLOWS - STATUTORY BASIS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash from operations:
Premiums and other considerations	$ 593.9	$ 516.6	$ 457.2
Net investment income	47.6	37.0	32.1
Other income	56.7	57.2	57.2
Policyholder benefits	(119.5)	(80.8)	(96.4)
Net transfer (to) from Separate Accounts	(19.9)	(7.0)	50.7
Commissions, expenses, other deductions	(376.6)	(360.2)	(365.8)
Federal income taxes (paid) recovered	0.0	7.8	6.9
Net cash from (used in) operations	182.2	170.6	141.9
Proceeds from investments sold, matured or repaid:
Fixed maturities	284.8	343.8	78.0
Derivatives and other miscellaneous proceeds	44.9	77.2	20.1
Total investment proceeds	329.7	421.0	98.1
Cost of investments acquired:
Fixed maturities	(339.1)	(663.1)	(261.6)
Common stocks	(2.0)	0.0	0.0
Mortgage loans	0.0	0.0	(17.0)
Change in policy loans	(53.0)	(12.0)	(16.9)
Derivatives and other miscellaneous payments	(9.7)	(40.6)	(32.7)
Total investments acquired	(403.8)	(715.7)	(328.2)
Net cash provided by (used in) investing activities	(74.1)	(294.7)	(230.1)
Cash from (used in) financing activities and miscellaneous sources:
Amounts withheld or retained by company as agent	(81.9)	35.7	38.4
Other cash provided (applied)	(15.1)	18.8	(7.0)
Net cash from (used in) financing activities and miscellaneous sources	(97.0)	54.5	31.4
Net change in cash, cash equivalents, and short-term investments	11.1	(69.6)	(56.8)
Cash, cash equivalents and short-term investments, beginning of year	37.7	107.3	164.1
Cash, cash equivalents and short-term investments, end of year	$ 48.8	$ 37.7	$ 107.3